SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Accounts receivable	$ 14,281,922	$ 7,991,037	$ 12,002,454
Allowance for doubtful accounts			75,619
Accounts receivable, net	14,281,922	7,991,037	11,926,835
Allowance for doubtful accounts			$ (75,619)